13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Financial Assets measured at fair value

As at September 30, 2019	Level 1	Level 2	Level 3	Total
Assets:
Cash	$322,984	$-	$-	$322,984
Restricted cash	29,546	-	-	29,546

As at September 30, 2018	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,599	$-	$-	$6,599